Other Financial Liabilities - Additional Information (Detail) - CAD ($)		1 Months Ended	12 Months Ended
	Jun. 14, 2017	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Other Financial Liabilities [Line Items]
Settlement of copper call option	$ 15,745		$ 15,745,000
Senior secured credit facility [member]
Disclosure Of Other Financial Liabilities [Line Items]
Settlement of copper call option		$ 15,745,000